Earnings Per Common Share (Computation Of Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Basic
Net income		$ 9,601	$ 4,273
Dividends on Series B preferred stock, accretion of discount and value of warrants exercised		219	62
Earnings allocated to participating securities (Series C preferred stock)		(430)
Net income allocated to common stockholders		$ 9,390	$ 4,335
Weighted average common shares outstanding including unvested share-based payment awards	[1]	4,582,997	4,260,617
Less: Unvested share-based payment awards		(1,532)
Average shares	[1]	4,581,465	4,260,617
Basic earnings per common share		$ 2.05	$ 1.02
Diluted
Net earnings allocated to common stockholders		$ 9,390	$ 4,335
Weighted average common shares outstanding for basic earnings per common share	[1]	4,581,465	4,260,617
Add: Dilutive effects of assumed exercises of stock options		38,620	40,903
Add: Dilutive effects of assumed exercises of stock warrants		6,947	42,210
Add: Dilutive effects of unvested share-based payment awards		1,532
Average shares and dilutive potential common shares		4,628,564	4,343,730
Diluted earnings per common share		$ 2.03	$ 1.00

[1]	Adjusted for 1-for-5.5 reverse stock split on August 20, 2018.